Transfers of Financial Assets - Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Other Financial Assets1 [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 51,457	$ 42,497
Associated liabilities	(24,701)	(20,264)
Gross carrying amount [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	27,569	28,954
Associated liabilities	(27,301)	(28,833)
Gross carrying amount [member] | Securitisations [member] | Residential mortgage loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	23,334	24,985
Gross carrying amount [member] | Securitisations [member] | Other Financial Assets1 [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	4,235	3,969
At fair value [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	27,354	28,950
Associated liabilities	(27,272)	(28,960)
At fair value [member] | Securitisations [member] | Residential mortgage loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	23,124	24,986
At fair value [member] | Securitisations [member] | Other Financial Assets1 [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 4,230	$ 3,964